NOTE 10 COMMITMENTS AND CONTINGENCIES (Details) (USD $)	9 Months Ended			3 Months Ended			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011 ACG Consulting [Member] Start-Up Expenses [Member] Regional Center [Member]	Dec. 31, 2013 ACG Consulting [Member] Start-Up Expenses [Member] Regional Center [Member]	Dec. 31, 2011 ACG Consulting [Member] Start-Up Expenses [Member] Regional Center [Member]	Dec. 31, 2010 Northern California Regional Center [Member]	Dec. 31, 2010 Percentage Owned by North Bay [Member] Regional Center [Member]	Dec. 31, 2010 Percentage Owned by ACG Consulting [Member] Regional Center [Member]	Dec. 31, 2010 Regional Center [Member]
NOTE 10 COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Temporary Equity, Shares Outstanding (in Shares)		10,217,468	4,517,601
Commitments and Contingencies		$ 667,758	$ 367,490
Temporary Equity, Interest Rate	10.00%
Temporary Equity, Contract Terms	Due to the shares being redeemable by the holder since their inception, the shares are required to be classified outside of permanent equity on the balance sheet. Since redemption is uncertain and outside of the Company's control the shares are classified within the mezzanine section of the balance sheet at their respective redemption values. Any differences between the cash received and the redemption value was recorded to additional paid in capital. Interest of 10% is being accrued on the values and is recorded through additional paid in capital consistent with the appropriate accounting guidance covering the accounting treatment of mezzanine instruments.
Accounts Payable, Other, Current				22,216	0	0
Other Commitment				37,216
Increase (Decrease) in Other Accrued Liabilities				15,000
Joint Venture, Ownership Percentage								49.00%	51.00%
Capital to be Raised										$ 7,500,000
Other Commitments, Description							Under the terms of the agreement, NCRC will receive a $5,000 fee for each investor whose minimum $500,000 investment is approved by USCIS. In addition, upon the Ruby Gold project receiving the aggregate sum of $7,500,000 through the EB-5 Program, NCRC shall be entitled to an undivided one and one half percent (1.5%) interest in the Ruby Gold project. No shares of Company stock have been or will be issued in connection with this agreement, and the entire EB-5 funding is expected to be non-dilutive to shareholders.